Related Party Transactions (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Trade receivable	$ 2,247	$ 821
Other receivable	950	66
Yunhu Times
Related Party Transaction [Line Items]
Trade receivable	2,247	821
Other receivable	$ 950	$ 66